Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 9 – Commitments and contingencies
The Company is involved in various legal proceedings, which arise occasionally in the normal course of business. While the ultimate results of such matters generally cannot be predicted with certainty, management does not expect such matters to have a material effect on the Company’s financial position and results of operations as of September 30, 2021.
The Company has two letters of credit totaling $0.6 million as of September 30, 2021 as additional security for lease guarantees related to leased properties.
Risks and Uncertainties
Impacts of the
COVID-19
pandemic on the Company’s Business
The future impacts of the ongoing
COVID-19
pandemic on the Company’s business are currently not estimable or determinable. In late 2020,
COVID-19
vaccinations became available, and the vaccines were reported to be very effective against the original strain of the
COVID-19
virus. As a result, government-imposed
COVID-19
restrictions eased in the first half of 2021, but the emergence of the new Delta variant of the virus has led to reinstatement of some restrictions as infection rates rise. The effectiveness of the vaccines against variants of the virus, including the Delta variant, is unclear. The Company has modified employee travel and work locations, and cancelled certain events, among other actions taken in response to the pandemic. During 2020, the Company implemented a salary exchange program pursuant to which certain employees took a temporary reduction in salary through December 31, 2020 ranging from 2% to 20% in exchange for receiving 417,673 stock options and 211,207 RSUs. In December 2020, the Company extended the salary exchange program for the Company’s named executive officers and for the position of Vice-President and higher but did not issue any additional stock options or RSUs in connection with the salary exchange program. As of June 2021, the Company ended the salary exchange program. The Company will continue to actively monitor the situation and may reinstate certain of the measures described above or take further actions that alter its business operations, including actions as required by federal, state or local authorities or that it determines are in the best interests of its employees, customers, partners, suppliers and stockholders. Due to the evolving situation and the uncertainties as to the scope and duration of the
COVID-19
pandemic, our business may be impacted in ways that we cannot predict.
On March 27, 2020, the President signed into U.S. federal law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), to provide emergency assistance and health care for individuals, families, and businesses affected by the
COVID-19
pandemic and generally support the U.S. economy. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer-side social security payments, NOL carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. In particular, under the CARES Act, (i) for taxable years beginning before 2021, NOL carryforwards and carrybacks may offset 100% of taxable income, (ii) NOLs arising in 2018, 2019, and 2020 taxable years may be carried back to each of the preceding five years to generate a refund and (iii) for taxable years beginning in 2019 and 2020, the base for interest deductibility was increased from 30% to 50% of taxable income. As permitted under the CARES Act, the Company deferred payroll taxes due in 2020 to 2021 and 2022. The Company continues to analyze other aspects of the CARES Act as well as similar tax legislation in other countries it operates in but does not believe this legislation will have a meaningful impact on its results.

Note 15 – Commitments and contingencies
The Company is involved in various legal proceedings, which may arise occasionally in the normal course of business. While the ultimate results of such matters generally cannot be predicted with certainty, management does not expect such matters to have a material effect on the financial position and results of operations as of December 31, 2020. The Company has three letters of credit totaling $0.7 million as additional security for lease guarantees related to leased properties.
Risks and Uncertainties
Impacts of
COVID-19
pandemic on KLDiscovery’s Business
The potential impacts of the ongoing
COVID-19
pandemic on the Company’s business are currently not estimable or determinable. The Company has made modifications to employee travel, work locations, and cancellation of certain events, among other modifications. During 2020, the Company implemented a salary exchange program pursuant to which certain employees took a temporary reduction in salary through December 31, 2020 that ranges from 2% to 20% in exchange for receiving 417,673 stock options and 211,207 RSUs. In December 2020, the Company extended the salary reduction program through September 20, 2021 for the named executive officers and for management positions of or higher than Vice-Presidents. The Company also initiated limited furloughs for certain employees. The Company will continue to actively monitor the situation and may take further actions that alter its business operations as may be required by federal, state or local authorities or that it determines is in the best interests of its employees, customers, partners, suppliers and stockholders. Primarily due to the impact of
COVID-19,
our revenues decreased by $22.5 million, or 7.2%, to $289.5 million for the year ended December 31, 2020 as compared to $312.1 million for the year ended December 31, 2019 as many clients delayed new litigation and court systems closed for a period of time and have been slow to reopen.
On March 27, 2020, the President signed into U.S. federal law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which is aimed at providing emergency assistance and health care for individuals, families, and businesses affected by the
COVID-19
pandemic and generally supporting the U.S. economy. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer-side social security payments, NOL carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. In particular, under the CARES Act, (i) for taxable years beginning before 2021, NOL carryforwards and carrybacks may offset 100% of taxable income, (ii) NOLs arising in 2018, 2019, and 2020 taxable years may be carried back to each of the preceding five years to generate a refund and (iii) for taxable years beginning in 2019 and 2020, the base for interest deductibility was increased from 30% to 50% of taxable income. As permitted under the CARES Act, the Company deferred payroll taxes due in 2020 to 2021 and 2022. The Company continues to analyze other aspects of the CARES Act as well as similar tax legislation in other countries we operate but does not believe they will have a meaningful impact to its results.